UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha,Nebraska

 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

             Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

7/31

Date of reporting period:  10/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2011
Shares				Fair Value

	COMMON STOCK - 32.9%
	AEROSPACE / DEFENSE - 0.6%
2,240	Lockheed Martin Corp.			$ 170,016
760	National Presto Industries, Inc.			72,580
				242,596
	AGRICULTURE - 1.5%
77,075	Alliance One International, Inc. *			205,790
6,600	Altria Group, Inc.			181,830
1,356	British American Tobacco PLC - ADR			125,091
1,680	Imperial Tobacco Group PLC - ADR			122,640
				635,351
	AUTO MANUFACTURERS - 0.5%
7,280	Honda Motor Co. Ltd. - ADR			217,672

	BANKS - 2.1%
28,000	Bank of America Corp.			191,240
1,710	Bank of Montreal			101,181
1,933	Goldman Sachs Group, Inc.			211,760
2,350	Iberiabank Corp.			121,542
4,946	Royal Bank of Canada			241,958
				867,681
	BEVERAGES - 1.4%
2,695	Coca-Cola Co.			184,122
1,280	Diageo PLC - ADR			106,086
2,840	Molson Coors Brewing Co. Cl. B			120,246
2,800	PepsiCo, Inc.			176,260
				586,714
	BIOTECHNOLOGY - 0.5%
3,600	Amgen, Inc.			206,172

	CHEMICALS - 0.6%
3,680	Monsanto Co.			267,720

	COAL - 0.2%
2,866	Natural Resource Partners LP			84,834

	COMMERCIAL SERVICES - 0.7%
5,600	Ritchie Bros Auctioneers, Inc.			111,664
2,100	Visa, Inc. - Cl. A			195,846
				307,510
	COMPUTERS - 1.0%
979	Apple, Inc. *+			396,280

	COSMETICS / PERSONAL CARE - 0.8%
1,540	Colgate-Palmolive Co.			139,170
2,745	Procter & Gamble Co.			175,653
				314,823
	DIVERSIFIED FINANCIAL SERVICES - 0.9%
5,800	CBOE Holdings, Inc.			151,554
17,360	Charles Schwab Corp			213,181
				364,735
	ELECTRIC - 0.7%
4,000	Exelon Corp.			177,560
2,660	FirstEnergy Corp.			119,594
				297,154
	ENERGY-ALTERNATE SOURCES - 0.3%
8,150	Covanta Holding Corp.			119,479

	ENTERTAINMENT - 0.3%
7,950	Regal Entertainment Group - Cl. A			114,798

	ENVIRONMENTAL CONTROL - 0.7%
5,000	Mine Safety Appliances Co.			167,750
5,760	US Ecology, Inc.			104,026
				271,776
	FOOD - 0.5%
2,930	Campbell Soup Co.			97,422
4,540	Sysco Corp.			125,849
				223,271
	HEALTHCARE-PRODUCTS - 2.8%
1,240	Becton Dickinson and Co.			97,005
5,810	Covidien PLC			273,302
4,560	Medtronic, Inc.			158,414
17,420	Patterson Cos., Inc.			548,207
1,770	Stryker Corp.			84,801
				1,161,729
	HOUSEHOLD PRODUCTS / WARES - 0.3%
1,610	Kimberly-Clark Corp.			112,233

	INSURANCE - 1.9%
4,740	Arthur J Gallagher & Co.			146,466
8,390	Berkshire Hathaway, Inc. - Cl. B *			653,245
				799,711
	INTERNET - 0.3%
210	Google, Inc. - Cl. A *			124,454

	IRON / STEEL - 0.3%
4,460	Nippon Steel Corp. - ADR			116,986

	MISCELLANEOUS MANUFACTURING - 0.3%
1,340	3M Co.			105,887

	OIL & GAS - 5.0%
13,950	Birchcliff Energy Ltd. *			211,050
6,979	BP PLC - ADR			308,332
3,537	Chevron Corp.			371,562
3,703	Devon Energy Corp.			240,510
1,550	Diamond Offshore Drilling Inc.			101,587
1,890	Ensco PLC - ADR			93,857
1,330	EOG Resources, Inc.			118,942
2,180	Exxon Mobil Corp.			170,236
4,270	Range Resources Corp.			293,947
4,873	Ultra Petroleum Corp. *			155,254
				2,065,277
	PHARMACEUTICALS - 2.0%
3,660	Abbott Laboratories			197,164
3,160	Johnson & Johnson			203,472
2,380	Novartis AG - ADR			134,399
8,520	Pfizer, Inc.			164,095
3,120	Roche Holding AG - ADR			127,608
				826,738
	PIPELINES - 0.5%
2,740	Spectra Energy Corp.			78,446
2,730	TransCanada Corp.			117,499
				195,945
	REAL ESTATE - 0.5%
7,090	Consolidated-Tomoka Land Co.			212,345

	REITS - 0.3%
5,610	Senior Housing Properties Trust			125,888

	RETAIL - 0.8%
1,372	McDonald's Corp.			127,390
1,770	Target Corp.			96,907
1,810	Wal-Mart Stores, Inc.			102,663
				326,960
	SAVINGS & LOANS - 0.9%
11,620	Capitol Federal Financial, Inc.			128,866
7,190	People's United Financial, Inc.			91,673
11,160	ViewPoint Financial Group			143,629
				364,168
	SEMICONDUCTORS - 0.7%
6,640	Intel Corp.			162,946
4,550	Linear Technology Corp.			147,011
				309,957
	SOFTWARE - 0.8%
4,510	Microsoft Corp.			120,101
6,570	Oracle Corp.			215,299
				335,400
	TELECOMMUNICATIONS - 2.0%
7,500	AT&T, Inc.			219,825
24,300	Cisco Systems, Inc.			450,279
3,790	Rogers Communications, Inc. Cl. B			137,767
				807,871
	WATER - 0.2%
10,170	Consolidated Water Co. Ltd.			94,378

	TOTAL COMMON STOCK (Cost - $13,865,517)			13,604,493

	EXCHANGE TRADED FUNDS - 32.1%
	ASSET ALLOCATION FUNDS - 2.6%
2,190	CurrencyShares Canadian Dollar Trust			218,496
18,400	WisdomTree Managed Futures Strategy Fund *			840,420
				1,058,916
	COMMODITY FUNDS - 9.1%
3,740	ETFS Gold Trust *			637,558
13,760	GreenHaven Continous Commodity Index Fund *			443,210
24,438	iShares Silver Trust *+			817,207
6,280	Market Vectors Gold Miners ETF			369,452
138,000	PowerShares DB Gold Double Short ETN *			640,320
5,126	SPDR Gold Shares *			857,785
				3,765,532
	DEBT FUNDS - 1.9%
3,260	iShares Barclays 1-3 Year Treasury Bond Fund			275,633
5,100	PIMCO Enhanced Short Maturity Strategy Fund			511,683
				787,316
	EMERGING MARKETS FUNDS - 4.8%
4,370	EGShares Brazil Infrastructure ETF			97,670
5,680	Global X Brazil Mid Cap ETF			88,324
1,320	iShares MSCI Brazil Index Fund			82,328
1,990	Market Vectors Brazil Small-Cap ETF			92,575
10,360	Market Vectors Poland ETF			220,150
5,750	ProShares Short FTSE China 25 *			258,258
9,110	WisdomTree Emerging Markets Equity Income Fund			479,186
10,420	WisdomTree Emerging Markets SmallCap Dividend Fund			451,811
11,370	WisdomTree India Earnings Fund			227,286
				1,997,588
	ENERGY FUNDS - 0.6%
8,400	Global X Lithium ETF			132,552
3,680	JPMorgan Alerian MLP Index ETN			137,926
				270,478

	INTERNATIONAL FUNDS - 1.2%
13,580	Global X FTSE Nordic Region ETF			236,034
8,760	iShares MSCI Canada Index Fund			247,383
				483,417
	SHORT / INVERSE FUNDS - 11.9%
10,000	ProShares Short Financials *			376,200
8,200	ProShares Short MSCI EAFE *			412,214
12,500	ProShares Short MSCI Emerging Markets *			402,250
82,000	ProShares Short S&P500 *			3,379,220
12,400	ProShares Short SmallCap600 *			327,856
				4,897,740

	TOTAL EXCHANGE TRADED FUNDS (Cost - $13,264,810)			13,260,987

	MUTUAL FUNDS - 16.2%
	ASSET ALLOCATION FUNDS - 5.8%
46,272	Currency Trends Strategy Fund *			1,276,651
60,931	PIMCO All Asset All Authority Fund			656,833
41,118	PIMCO Global Multi-Asset Fund			478,618
				2,412,102
	COMMODITY FUNDS - 2.1%
3,953	Direxion Commodity Trends Strategy Fund *			84,191
30,794	Rydex Series - Long/Short Commodities Strategy Fund			782,783
				866,974
	DEBT FUNDS - 5.5%
28,964	DoubleLine Total Return Bond Fund			321,789
20,508	PIMCO Total Return Fund			223,739
28,695	PIMCO Unconstrained Bond Fund			314,495
132,556	Third Avenue Focused Credit Fund			1,391,834
				2,251,857
	EMERGING MARKETS FUNDS - 1.7%
53,621	Matthews Asia Dividend Fund			690,641
	EQUITY FUNDS - 0.2%
11,588	Leuthold Global Clean Technology Fund *			99,775
	INTERNATIONAL FUNDS - 0.9%
29,064	Oakmark International Small Cap Fund			362,719

	TOTAL MUTUAL FUNDS (Cost - $7,185,889)			6,684,068

	CLOSED-END FUNDS - 8.4%
	EMERGING MARKETS FUNDS - 0.7%
40,955	Herzfeld Caribbean Basin Fund, Inc. *			274,398
	ENERGY FUNDS - 0.6%
14,783	MLP & Strategic Equity Fund, Inc.			241,702
	GROWTH & INCOME FUNDS - 2.1%
77,176	Boulder Growth & Income Fund, Inc. *			459,969
23,137	Eaton Vance Enhanced Equity Income Fund II			237,617
13,892	Eaton Vance Tax-Managed Buy-Write Opportunities Fund			159,897
				857,483
	INCOME FUNDS - 2.0%
65,583	Alpine Total Dynamic Dividend Fund			321,357
22,316	First Trust Strategic High Income Fund II			323,805
17,889	Nuveen Equity Premium Income Fund			196,958
				842,120
	MUNICIPAL BOND FUNDS - 1.2%
25,920	BlackRock Build America Bond Trust			520,474
	VALUE FUNDS - 1.8%
35,409	Royce Focus Trust, Inc.			245,738
26,198	Royce Micro-Cap Trust, Inc.			225,041
21,095	Royce Value Trust, Inc.			267,485
				738,264

	TOTAL CLOSED-END FUNDS (Cost - $3,264,288)			3,474,441

Principal Amount		Coupon Rate (%)	Maturity
	BONDS & NOTES - 5.7%
	BANKS - 0.6%
225,000	Ally Financial, Inc.	6.6250	5/15/2012	226,125

	COMMERCIAL SERVICES - 0.9%
430,000	Cenveo Corp.	7.8750	12/1/2013	353,138

	DIVERSIFIED FINANCIAL SERVICES - 2.2%
60,000	Jefferies Group Inc.	8.5000	7/15/2019	64,773
840,000	SLM Corp.	5.0000	10/1/2013	840,613
				905,386
	FOOD - 0.8%
347,000	Dean Foods Co.	7.0000	6/1/2016	348,301

	TELECOMMUNICATIONS - 1.2%
500,000	Sprint Capital Corp.	8.3750	3/15/2012	505,000

	TOTAL BONDS & NOTES (Cost - $2,359,475)			2,337,950

	PREFERRED STOCK - 1.8%
	AUTO MANUFACTURERS - 1.8%
18,180	General Motors Co. (Cost - $1,002,939)	4.7500	12/1/2013	759,919

Shares
	SHORT-TERM INVESTMENTS - 2.5%
	MONEY MARKET FUND - 2.5%
1,017,387	Goldman Sachs Financial Square Funds - Prime Obligations Fund, 0.08% **
	(Cost $1,017,387)			1,017,387

	TOTAL INVESTMENTS - 99.6% (Cost - $41,960,305) (a)			41,139,245
	OTHER ASSETS LESS LIABILITIES - 0.4%			166,241
	NET ASSETS - 100.0%			$ 41,305,486

* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2011.
+ All or part of the security was held as collateral for written options as of October 31, 2011.
ADR - American Depositary Receipt
ETN - Exchange Traded Note
ETF - Exchange Traded Fund
MLP - Master Limited Partnership
REIT - Real Estate Investment Trust

(a) Represents cost for financial purposes. Aggregate cost for book purposes (including written options) is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 1,589,244
			Unrealized depreciation	(2,443,673)
		Net unrealized depreciation		$ (854,429)

Contracts ***				Fair Value
	WRITTEN OPTIONS - (0.1)%
	CALL OPTIONS
3	Apple, Inc. Janaury 2013 @ 350			$ 28,350
50	iShares Silver Trust January 2012 @ 30			25,000
	TOTAL WRITTEN OPTIONS (Proceeds $19,981)			$ 53,350

*** Each contract allows the holder to purchase 100 shares of the underlying security from the Fund at the stated exercise price.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include listed on a securities exchange or board of trade (not including Index Options contracts the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the last reported bid price on the valuation date.  Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last reported bid price on the valuation date.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 13,604,493	$ -	$ -	$ 13,604,493
Exchange Traded Funds	13,260,987	-	-	13,260,987
Mutual Funds	6,684,068	-	-	6,684,068
Closed-End Funds	3,474,441	-	-	3,374,441
Bonds & Notes	-	2,337,950	-	2,337,950
Preferred Stock	759,919	-	-	759,919
Money Market Funds	1,017,387	-	-	1,017,387
Total	$ 38,801,295	$ 2,337,950	$ -	$ 41,139,245
Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 53,350	$ -	$ -	$ 53,350

The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Schedule of Investments for industry classifications.

Option Transactions - The Fund may purchase and write (i.e., sell) put and call options with varying expiration dates to limit risk in the Fund or to enhance investment return.  Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. The Fund may write call options only if it owns either (i) an offsetting ("covered") position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above.  Options with expiration dates greater than one year from issuance are Long-Term Equity Anticipation Securities (“LEAPS”) options, and follow the same structure as discussed below as options with shorter expiration dates.

When a Fund writes an option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call or put option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/22/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/22/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/22/11